Offerings	Feb. 26, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	2,405,046
Proposed Maximum Offering Price per Unit	14.45
Maximum Aggregate Offering Price	$ 34,752,914.70
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,320.67
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A common stock of PubMatic, Inc. (the "Registrant") that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant's Class A common stock. Represents 2,405,046 additional shares of the Registrant's Class A common stock available for issuance under the Registrant's 2020 Equity Incentive Plan ("2020 Plan") pursuant to the provision of the 2020 Plan providing for an annual automatic increase in the number of shares reserved for issuance under the 2020 Plan. Estimated pursuant to Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee for the additional shares to be reserved under the 2020 Plan, on the basis of the average of the high and low prices of the Registrant's Class A common stock as reported on the Nasdaq Global Select Market ("Nasdaq") on February 26, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	481,009
Proposed Maximum Offering Price per Unit	12.28
Maximum Aggregate Offering Price	$ 5,906,790.52
Fee Rate	0.01531%
Amount of Registration Fee	$ 904.33
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A common stock of PubMatic, Inc. (the "Registrant") that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant's Class A common stock. Represents 481,009 additional shares of the Registrant's Class A common stock available for issuance under the Registrant's 2020 Employee Stock Purchase Plan (the "Purchase Plan") pursuant to the provision of the Purchase Plan providing for an annual automatic increase in the number of shares reserved for issuance under the Purchase Plan. Estimated pursuant to Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee for the additional shares to be reserved under the Purchase Plan, on the basis of the average of the high and low prices of the Registrant's Class A common stock as reported on Nasdaq on February 26, 2025. Under the Purchase Plan, the purchase price of a share of Class A common stock is equal to 85% of the fair market value of the Registrant's Class A common stock on the offering date or the purchase date, whichever is less.